Income tax credit (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of detailed information about components of income tax expense

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2021	2020
	£	£	£
Current tax
Corporation tax credit	1,720,000	1,407,542	1,171,928
Total current tax credit	1,720,000	1,407,542	1,171,928

Reconciliation of loss before tax to the tax credit for the year
Loss before tax	3,109,706	14,983,467	6,629,844

Loss on ordinary activities multiplied by the standard rate of tax of 19% (2021: 19% and 2020: 19%)	590,844	2,846,859	1,259,670

Adjustments in respect of prior years	154,422	-	-
Non-deductible expenses	(1,834,581)	(1,641,974)	(4,556)
Super deductions	13,178	-	-
Deferred tax movement on unrecognized fixed asset differences	-	(103,418)	(157,728)
Deferred tax movement on unrecognized timing differences	(671,566)	42,462	2,660
Deferred tax movement on share-based payments	-	-	(152,895)
Deferred tax asset not recognized	(186,879)	(342,227)	(278,753)
Additional allowance in respect of enhanced R&D relief	4,198,115	1,042,213	868,918
Surrender of tax losses for R&D tax credit refund	(2,109,111)	(1,843,915)	(1,537,316)
R&D tax credits generated	1,565,578	1,407,542	1,171,928
Current tax credit	1,720,000	1,407,542	1,171,928